Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 08, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (George Ng) ($) (a)	Compensation Actually Paid to PEO (George Ng) ($) (b)	Summary Compensation Table Total for PEO (David Young) ($) (a)	Compensation Actually Paid to PEO (David Young) ($) (b)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)	Value of Initial Fixed $100 Investment Based on the Total Shareholder Return of the Company ($) (e)	Net Income (Loss) ($ in thousands) (f)
2024	521,033	288,393	-	-	331,322	301,159	1	(11,850)
2023	472,849	428,849	108,876	(16,297)	306,661	13,718	5	(11,122)
2022	N/A	N/A	1,162,619	549,308	1,044,174	424,104	17	(27,474)
2021	N/A	N/A	434,512	342,274	498,417	396,458	74	(11,427)

Named Executive Officers, Footnote [Text Block]
(a)	The principal executive officer (“PEO”) is David Young during 2021, 2022 and from January 1, 2023 through August 8, 2023. George Ng joined the Company on August 8, 2023.

Adjustment To PEO Compensation, Footnote [Text Block]
(b)	Compensation actually paid (“CAP”) reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEOs:

David Young:

Year	2021	2022	2023
SCT Total Compensation ($)	434,512	1,162,619	108,876
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(347,012)	(1,068,744)	(15,426)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	84,182	272,646	4,698
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(13,183)	(32,680)	(1,919)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	196,923	249,153	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(13,148)	(28,956)	(112,526)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	(4,730)	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-
Compensation Actually Paid ($)	342,274	549,308	(16,297)

George Ng:

Year	2023	2024
SCT Total Compensation ($)	472,849	521,033
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(312,000)	-
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	268,000	-
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	(180,930)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	-	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	-	(51,710)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-
Compensation Actually Paid ($)	428,849	288,393

Non-PEO NEO Average Total Compensation Amount			$ 331,322	$ 306,661	$ 1,044,174	$ 498,417
Non-PEO NEO Average Compensation Actually Paid Amount			$ 301,159	13,718	424,104	396,458
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(d)	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Year	2021	2022	2023	2024
Non-PEO NEOs	See column (c) note above	See column (c) note above	See column (c) note above	See column (c) note above
SCT Total Compensation ($)	498,417	1,044,174	306,661	331,322
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(347,443)	(935,747)	(136,489)	(14,484)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	84,182	272,646	41,567	5,716
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(14,348)	(32,650)	(3,285)	(8,279)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	196,923	133,847	-	1,442
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(21,273)	(53,436)	(194,736)	(14,557)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	(4,730)	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	-
Compensation Actually Paid ($)	396,458	424,104	13,718	301,159

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Below are graphs showing the relationship of “compensation actually paid” to our PEOs and non-PEO NEOs in 2021, 2022, 2023 and 2024 to (1) our TSR and (2) our net income.
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount			$ 1	5	17	74
Net Income (Loss) Attributable to Parent			$ (11,850,000)	(11,122,000)	$ (27,474,000)	$ (11,427,000)
PEO Name	George Ng	David Young	George Ng		David Young	David Young
Stock and Option Award Values Reported in SCT for the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (14,484)	(136,489)	$ (935,747)	$ (347,443)
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,279)	(3,285)	(32,650)	(14,348)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,442		133,847	196,923
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,557)	(194,736)	(53,436)	(21,273)
Fair Value of Stock and Option Awards Forfeited during the covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,730)
Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Aggregate Service Cost and Prior Service Cost for Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value for Stock and Option Awards Granted in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,716	41,567	272,646	84,182
George Ng [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation ($)	$ 472,849		521,033	472,849
Compensation Actually Paid ($)	428,849		288,393	428,849
George Ng [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(312,000)
George Ng [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	268,000
George Ng [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(180,930)
George Ng [Member] | Fair Value as of Vesting Date for Awards Granted that Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
George Ng [Member] | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,710)
George Ng [Member] | Fair Value of Stock and Option Awards Forfeited during the covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
George Ng [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
George Ng [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
David Young [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation ($)		$ 108,876		108,876	1,162,619	434,512
Compensation Actually Paid ($)		(16,297)		$ (16,297)	549,308	342,274
David Young [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(15,426)			(1,068,744)	(347,012)
David Young [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,698			272,646	84,182
David Young [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,919)			(32,680)	(13,183)
David Young [Member] | Fair Value as of Vesting Date for Awards Granted that Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					249,153	196,923
David Young [Member] | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(112,526)			(28,956)	(13,148)
David Young [Member] | Fair Value of Stock and Option Awards Forfeited during the covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,730)
David Young [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
David Young [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount